COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(19)COMMITMENTS AND CONTINGENCIES

Non-cancellable operating leases

As of December 31, 2024, operating lease commitments for property management expenses under lease agreements amounts to RMB 5,429,394.

Legal Proceedings

In March 2020, Mr. Xiaofeng Ma, our chairman and chief executive officer, received copies of the civil complaints with respect to a lawsuit filed by our two shareholders Alpha Advantage Global Limited (“Alpha”) and Dynamic Fame Limited (“Dynamic”), respectively with the Beijing Fourth Intermediate People’s Court (the “Beijing Intermediate Court”) relating to the Company’s sale of the ATA Online Business. The Company was also listed as a defendant and ATA Online was listed as an interested third party in such lawsuits. Alpha was a holder of 4,529,100 common shares of the Company and Dynamic was a holder of 188,000 common shares of the Company at the time of the completion of the sale of ATA Online Business.

The plaintiffs claimed that the sale of the ATA Online Business was a related-party transaction or a self-dealing transaction, for which approval by unrelated shareholders is required and the board of the directors of the Company did not have the right to approve such transaction; the plaintiffs also claimed that the ATA Online Business was worth more than the consideration of US$ 200.0 million paid by the buyer group, and thus the sale of ATA Online Business has caused losses to the plaintiffs as shareholders of the Company. The plaintiffs are requesting that the Beijing Intermediate Court rule that (i) all board resolutions of the Company regarding the sale of the ATA Online Business are invalid; (ii) Mr. Xiaofeng Ma shall compensate the loss incurred by Alpha and Dynamic from the Company’s sale of the ATA Online Business for RMB 95.0 million and RMB 5.0 million, respectively; and (iii) the Company and Mr. Xiaofeng Ma shall jointly bear the attorney’s fees of Alpha and Dynamic for RMB 1.5 million and RMB 0.5 million, respectively, and other litigation costs.

The Company filed an application for jurisdiction objection for each of the foregoing two cases, which was not supported by court order. As a result, Beijing Intermediate Court had jurisdiction over these two cases. On March 18, 2022, the Supreme People’s Court issued (2022) Supreme People’s Court Ruling No. 48 and No. 49, holding that these two cases are international commercial cases of great influence and typical significance, and should be tried by the Second International Commercial Court of the Supreme People’s Court. On June 20, 2024, the Supreme People’s Court rendered the final judgment holding that shareholder approval was not required for the sale of the ATA Online Business and the board of the directors of the Company had the right to approve such transaction, and the consideration paid by the buyer group for the sale of the ATA Online Business was not unreasonable, therefore the all of the claims raised by Alpha and Dynamic were dismissed.

In addition, Alpha and Dynamic jointly filed a lawsuit with the Ningbo City Intermediate People’s Court (the “Ningbo Intermediate Court”) against Mr. Xiaofeng Ma, certain entities controlled by management members of ATA Online which were members of the buyer group, New Beauty Holdings Limited, the Company’s director Zhilei Tong, ChineseAll Digital Publishing Group Co., Ltd. and ATA Learning in connection with the Company’s sale of the ATA Online Business, and listed the Company and ATA Online as interested third parties. The plaintiffs are requesting that the Ningbo Intermediate Court rule that (i) all related party transactions between the defendants and the Company relating to the sale of ATA Online Business are invalid; (ii) Mr. Xiaofeng Ma, the entities controlled by the management members of ATA Online and ChineseAll Digital Publishing Group Co., Ltd. shall return the equity interest of ATA Online and ATA Learning they acquired to ATA Learning and ATA BVI, a wholly owned subsidiary of the Company, as the case may be; and (iii) all defendants and the Company shall jointly bear the attorney’s fees of the plaintiffs for RMB 15.0 million and other litigation costs.

The case was transferred by the Ningbo Intermediate Court to Beijing Intermediate Court for further proceeding. On January 18, 2023, the Beijing Intermediate Court issued an order of nonsuit which dismissed the case. On February 17, 2023, the plaintiffs appealed such order to Beijing High People’s Court and Beijing High People’s Court later accepted such appeal. On July 30, 2024, the Beijing Intermediate Court accepted this case. On August 15, 2024, Alpha and Dynamic filed a withdrawal application and the Beijing Intermediate Court approved such withdrawal application on August 27, 2024.

In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2023 and 2024.

Investment commitments

In August 2021, Huanqiuyimeng entered into an agreement with two third parties to invest in a new company, pursuant to which Huanqiuyimeng will invest RMB110.0 million in cash representing 55 % equity interests of the new company. The agreement was subsequently amended in March 2022 and October 2022. Pursuant to the amendments, the capital contribution by Huanqiuyimeng decreased to RMB30.0 million, representing 15% equity interests of the company, while a new investor ATA Learning (Beijing) Inc., a company controlled by Mr. Xiaofeng Kevin Ma, CEO and Chairman of the Group, will invest RMB 80.0 million, representing 40 % equity interests in the new company. The capital contribution obligations of Huanqiuyimeng amounting to RMB30.0 million is due on December 31, 2031. In October 2024, Huanqiuyimeng transferred its 15% equity interests in the new company to a third party, upon which, Huanqiuyimeng may still have supplementary liability for the remaining investment commitment if the transferee fails to make the capital contribution before the due date, which is June 2032.